Income Tax - Additional Information (Details) ¥ in Thousands, $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Income Tax [Line Items]
Current tax expense (income)	¥ 1,900	¥ 1,600	¥ 5,900		¥ 2,900	¥ 0
Provision For Tax			¥ 0		0	0
HONG KONG
Disclosure Of Income Tax [Line Items]
Tax rate effect of foreign tax rates			16.50%	16.50%
Accounting profit | $				$ 2.0
Applicable tax rate			8.25%	8.25%
Provision For Tax			¥ 0		¥ 0	¥ 0
UNITED STATES
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	30.00%		30.00%	30.00%
Applicable tax rate			30.00%	30.00%
UNITED STATES | Domestics Tax Jurisdiction [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate			21.00%	21.00%
UNITED STATES | State and Local Tax Jurisdiction [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate			8.84%	8.84%
PRC [Member]
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned			10.00%	10.00%
Applicable tax rate			25.00%	25.00%
PRC [Member] | 2022 to 2024 [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate			15.00%	15.00%	15.00%	15.00%
CHINA
Disclosure Of Income Tax [Line Items]
Tax on Interest Income Earned	10.00%		10.00%	10.00%